Note 8 - Patents and Licenses - Components of Patents and Licenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance, patents and licenses	$ 456,250	$ 449,676
Balance, patents and licenses	466,714	456,250	$ 449,676
Balance, patents and licenses	466,714	456,250	449,676
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Amortization, intangible assets	37,228	37,228	23,266
Patents and licenses [member]
Statement Line Items [Line Items]
Balance, patents and licenses	456,250	449,676
Effect of changes in foreign exchange rates, intangible assets	(352)
Balance, patents and licenses	466,714	456,250	449,676
Balance, patents and licenses	456,250	449,676	449,676
Patents and licenses [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, patents and licenses	670,430	609,887	537,249
Additions, intangible assets	67,608	60,543	72,638
Balance, patents and licenses	737,686	670,430	609,887
Balance, patents and licenses	670,430	609,887	537,249
Patents and licenses [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, patents and licenses	214,180	160,211	110,436
Balance, patents and licenses	270,972	214,180	160,211
Amortization, intangible assets	56,792	53,969	49,775
Balance, patents and licenses	$ 214,180	$ 160,211	$ 110,436